Investments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Residential Mortgage Backed Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	$ 1,674	$ 3,217
Debt securities, available for sale, at fair value	1,734	3,235
Commercial mortgage-backed securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	1,977
Debt securities, available for sale, at fair value	1,980
Non-mortgage asset-backed securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	998	2,001
Debt securities, available for sale, at fair value	990	2,001
Total bonds and notes [Member]
Debt Securities, Available-for-sale, Amortized Cost	30,309	34,412
Debt securities, available for sale, at fair value	33,449	$ 35,745
Due in one year or less [Member]
Debt Securities, Available-for-sale, Amortized Cost	2,004
Debt securities, available for sale, at fair value	2,022
Due After One Year Through five Years [Member]
Debt Securities, Available-for-sale, Amortized Cost	7,964
Debt securities, available for sale, at fair value	8,709
Due after five years through ten years [Member]
Debt Securities, Available-for-sale, Amortized Cost	6,958
Debt securities, available for sale, at fair value	7,364
Due After Ten Years [Member]
Debt Securities, Available-for-sale, Amortized Cost	8,734
Debt securities, available for sale, at fair value	$ 10,650